OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Accounts Receivables [Abstract]
OTHER RECEIVABLES AND PREPAID EXPENSES
NOTE 7: - OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2024	2023

Government authorities	$342	$226
Grant receivables	-	88
Prepaid expenses	308	909
Suppliers’ advances	1,360	1,617
Other	54	133

	$2,064	$2,973